Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000028070 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028070 | Rocket Lab Corp. - FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028070 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028070 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028070 | AST SpaceMobile, Inc. - FR_00217D100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028070 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028070 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028070 | Insmed, Inc. - FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028070 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028070 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028070 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028070 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028070 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028070 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028070 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028070 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000028067 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028067 | Rocket Lab Corp. - FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028067 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028067 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028067 | AST SpaceMobile, Inc. - FR_00217D100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028067 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028067 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028067 | Insmed, Inc. - FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028067 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028067 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028067 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028067 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028067 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028067 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028067 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028067 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028067 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028067 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000028069 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028069 | Rocket Lab Corp. - FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028069 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028069 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028069 | AST SpaceMobile, Inc. - FR_00217D100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028069 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028069 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028069 | Insmed, Inc. - FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028069 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028069 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028069 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028069 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028069 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028069 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028069 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028069 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028069 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028069 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000028073 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028073 | Rocket Lab Corp. - FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028073 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028073 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028073 | AST SpaceMobile, Inc. - FR_00217D100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028073 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028073 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028073 | Insmed, Inc. - FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028073 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028073 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028073 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028073 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028073 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028073 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028073 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028073 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028073 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028073 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000144785 | Comfort Systems USA, Inc. - FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144785 | Rocket Lab Corp. - FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144785 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144785 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144785 | AST SpaceMobile, Inc. - FR_00217D100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144785 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144785 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144785 | Insmed, Inc. - FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | Celsius Holdings, Inc. - FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000144785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000144785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000144785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000144785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000144785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144785 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144785 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)